INVESTMENTS - Summary of Investments (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Investments	$ 524	$ 893
Investment in PrairieSky Royalty Ltd.
Disclosure of detailed information about financial instruments [line items]
Investments	400	726
Investment in Inter Pipeline Ltd.
Disclosure of detailed information about financial instruments [line items]
Investments	$ 124	$ 167